Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

New Senior Secured Credit Facility

On October 14, 2020, the Company entered into a new credit senior credit facility consisting of (i) a $575 million senior secured seven-year term loan facility (the “New Term Loan Facility”) and (ii) a $150 million senior secured five-year revolving credit facility (the “New Revolving Credit Facility” and, together with the New Term Loan Facility, the “New Senior Secured Credit Facility”).

Interest Rate

The interest rates applicable to the loans under the New Term Loan Facility equals, at our option, either, (i) in the case of ABR borrowings, the highest of (a) the Federal Funds Rate as of such day plus 50 basis points, (b) the prime rate and (c) the adjusted LIBOR rate as of such day for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, provided that in no event shall the ABR be less than 150 basis points, plus, in each case, the applicable margin of 300 basis points per annum; or (ii) in the case of Eurocurrency borrowings, the greater of (a) the London interbank offered rate for the relevant currency, adjusted for statutory reserve requirements, and (b) 100 basis points, plus, in each case, the applicable margin of 400 basis points per annum.

The interest rates applicable to the loans under the New Revolving Facility equals, at our option, either, (i) in the case of ABR borrowings, the highest of (a) the Federal Funds Rate as of such day plus 50 basis points, (b) the prime rate and (c) the adjusted LIBOR rate as of such day for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, provided that in no event shall the ABR be less than 150 basis points, plus, in each case, the applicable margin of 225 basis points per annum; or (ii) in the case of Eurocurrency borrowings, the greater of (a) the London interbank offered rate for the relevant currency, adjusted for statutory reserve requirements, and (b) 50 basis points, plus, in each case, the applicable margin of 325 basis points per annum.

Guarantees and Security

The obligations under the New Senior Secured Credit Facility are guaranteed by ATI Investment Sub, Inc. and its wholly owned domestic subsidiaries other than certain immaterial subsidiaries and other excluded subsidiaries. The obligations under the New Senior Secured Credit Facility are secured by a first priority security interest in substantially all of Array Tech, Inc.’s and the guarantors’ existing and future property and assets, including accounts receivable, inventory, equipment, general intangibles, intellectual property, investment property, other personal property, material owned real property, cash and proceeds of the foregoing, subject to customary exceptions.

Prepayments and Amortization

Loans under the New Revolving Credit Facility may be voluntarily prepaid in whole, or in part, in each case without premium or penalty. Loans under the New Term Loan Facility may be voluntarily prepaid in whole, or in part, in each case without premium or penalty (other than a 1% premium with respect to prepayments on account of certain “repricing events,” subject to exceptions, occurring within 12 months of the closing date of the New Senior Credit Facility), subject to certain customary conditions.

Subject to certain customary exceptions, the New Senior Secured Credit Facility requires mandatory prepayments, but not permanent reductions of commitments thereunder, for excess cash flow, asset sales, subject to a right of reinvestment, and refinancing facilities.

The New Term Loan Facility amortizes in equal quarterly installments in aggregate annual amounts equal to 1.00% per annum of the original principal amount of the loans funded thereunder. There is no scheduled amortization under the New Revolving Credit Facility.

Restrictive Covenants and Other Matters

The New Senior Secured Credit Facility contains affirmative and negative covenants that are customary for financings of this type, including covenants that restrict our incurrence of indebtedness, incurrence of liens, dispositions, investments, acquisitions, restricted payments, transactions with affiliates, as well as other negative covenants customary for financings of this type.

The New Revolving Credit Facility also includes a springing financial maintenance covenant that is tested on the last day of each fiscal quarter if the outstanding loans and certain other credit extensions under the New Revolving Credit Facility exceed 35% of the aggregate amount of commitments thereunder, subject to customary exclusions and conditions. If the financial maintenance covenant is triggered, the first lien net leverage ratio will be tested for compliance not to exceed 7.10 to 1.00.

The New Senior Secured Credit Facility also includes customary events of default, including the occurrence of a change of control.

Special Distribution to Parent

On October 14, 2020, the Company issued a special distribution of $589 million to Parent. Proceeds for the New Senior Secured Credit facility and cash on hand were used to fund the special distribution.

Corporate Conversion and Stock Split

On October 14, 2020, prior to the issuance of any of our shares of common stock in our initial public offering (“IPO”), we converted from a Delaware limited liability company to a Delaware corporation. In connection with the corporate conversion we converted all 1,000 of our outstanding member units into 100,000,000 shares of common stock and then completed a stock split of 1.19994-for-1. The corporate conversion and stock split representing 119,994,467 shares of common stock have been adjusted retroactively for the purposes of calculating basic and diluted earnings per share.

Authorized Shares of Common and Preferred Stock

On October 14, 2020, in connection with the closing of the IPO, a new Certificate of Incorporation became effective for the Company, which authorized capital stock of 1,000,000,000 shares of common stock, $0.001 par value, and 5,000,000 shares of preferred stock, $0.001 par value.

IPO

On October 14, 2020, we completed our IPO and sold 7,000,000 shares of common stock at a public offering price of $22.00 per share. We received net proceeds of $140.2 million after deducting underwriting discounts and commissions of $8.5 million and other offering costs of $5.3 million. We used $105 million of the IPO proceeds to pay down the balance of the New Term Loan Facility to $470 million.

Equity Incentive Plan

On October 14, 2020, the Company’s 2020 Equity Incentive Plan (“2020 Plan”) became effective. The 2020 Plan authorized 6,683,919 new shares.

Effective October 14, 2020, the Company granted an aggregate of 29,398 restricted stock units (RSU’s) to its non-employee directors in connection with their service on the board of directors and 470,608 RSU’s to certain executives and members of management. The RSU’s were granted under the 2020 Plan at the IPO price of $22.00 per share. Each share has a vesting commencement date of and is subject to a two to three-year vesting schedule, vesting annually after the vesting commencement date.

Earn-out Payment

On October 14, 2020, as a result of certain qualifying events, the special distribution and shares sold in the IPO by the selling shareholders, a payment of $9.1 million was made to holders of the Earn-out.

18.	Subsequent Events

Amendment to Revolving Loan

On March 23, 2020, the Company amended its Revolving Loan to increase the commitment from $47.5 million to $100.0 million and extend the maturity date March 23, 2025 on similar terms.

Related Party Loan

On February 23, 2020, the Senior Secured Loan was amended to extend the due date to March 22, 2020. On March 20, 2020, the loan was again amended (“Fourth Amendment”) to extend the due date to require 50% of the principal to be paid on June 22, 2020 and the remaining unpaid balance to be paid September 22, 2020. The Fourth Amendment increased the interest rate on the Senior Secured Loan to 18% from its effective date to provide for PIK payment of the April 1, 2020 Tranche A interest of $0.6 million. The Company made a $21.7 million principal payment per the amendment on June 22, 2020 and paid the related party loan in full on July 31, 2020.

Class B Units in Parent

In May 2020, certain employees of the Company received 4,344,941 Class B Units in Parent.

Economic Developments

The Company is monitoring the recent global health emergency driven by the potential impact of the COVID-19 virus, along with global supply and demand dynamics. The extent to which these events may impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted at this time. Though the Company has thus far avoided significant impact to performance of operations as the global crisis enters its fourth month, the Company could encounter project delays due to impacts on suppliers, customers, or others. The duration and intensity of these impacts and resulting disruption to the Company’s operations is uncertain and continues to evolve as of the date of this report. Accordingly, management will continue to monitor the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce.

Coronavirus Aid, Relief, and Economic Security (CARES) Act

On March 27, 2020, the President of the United States signed into law the CARES Act. The CARES Act among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improved property.

The Company continues to examine the impact that the CARES Act may have on our business. The Company began deferring the employer portion of social security payments in April 2020. In June 2020, the Company filed a carryback claim for a tentative refund of $13.0 million pursuant to the CARES Act that extended NOL carryback provisions.

The Company has reviewed subsequent events through August 11, 2020, the date these consolidated financial statements were available to be issued and has identified no other events that would require recognition or disclosure in these consolidated financial statements other than those disclosed herein.